INVENTORIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Food and beverage	$ 38,500	$ 42,694
Merchandise	51,777	59,943
Consumables	2,253	9,906
Total inventories	$ 92,530	$ 112,543